DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of analysis of single amount of discontinued operations [text block]

The results of the discontinued operation, which were included in the profit (loss) for the year, were as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Revenue	52,980	68,535	58,754
Cost of Sales
Voyage expenses	(421)	(1,601)	(7,999)
Vessel operating costs	(1,942)	(9,509)	(14,371)
Charter hire costs	-	(3,851)	(5,581)
Depreciation of ships, drydocking and plant and equipment– owned assets	-	(1,846)	(6,794)
Depreciation of ships and ship equipment – right-of-use assets	-	(1,739)	(5,445)
Other expenses	(61)	(582)	(458)
Cost of ship sale	(50,580)	(38,356)	(8,564)
Gross (loss) profit	(24)	11,051	9,542
Other operating expense	(2,986)	(13,264)	(17,035)
Administrative expense	(2,253)	(3,173)	(4,510)
Share of (losses) profit of joint ventures	(1)	1,531	453
Interest income	35	98	97
Interest expense	(649)	(1,832)	(3,864)
Loss before taxation	(5,878)	(5,589)	(15,317)
Income tax benefit (expense)	2,713	(534)	(1,085)
Net loss attributable to discontinued operation (attributable to the owners of the Company)	(3,165)	(6,123)	(16,402)

Cash flows relating to the discontinued operation of the tanker business were as follows:
Net cash flows from discontinued operation
Cash generated from (used in) from operating activities	21,909	29,845	(32,792)
Cash generated from (used in) investing activities	962	(1,492)	27,548
Cash used in financing activities	(25,949)	(25,723)	(8,011)